Leases (Tables)	12 Months Ended
Jun. 30, 2026
Text block [Abstract]
Summary of Movements in Lease Liabilities

Movements in the Group’s lease liabilities during the year are as follows:

	2026	2025
	US$M	US$M
At the beginning of the financial year	2,953	3,116
Additions	1,111	870
Remeasurements of index-linked freight contracts	340	(297)
Lease payments	(1,172)	(881)
Foreign exchange movement	71	(13)
Amortisation of discounting	194	169
Transfers and other movements	(1)	(11)
At the end of the financial year	3,496	2,953
Comprising:
Current liabilities	934	641
Non-current liabilities	2,562	2,312

Summary of Movements in Right of Use Assets

Movements in the Group’s right-of-use assets during the year are as follows:

	2026			2025
	Land and buildings	Plant and equipment	Total	Land and buildings	Plant and equipment	Total
	US$M	US$M	US$M	US$M	US$M	US$M
Net book value
At the beginning of the financial year	439	2,214	2,653	490	2,218	2,708
Additions	87	1,024	1,111	26	844	870
Remeasurements of index-linked freight contracts	–	340	340	–	(210)	(210)
Depreciation expensed during the period	(75)	(961)	(1,036)	(75)	(642)	(717)
Impairments for the year	–	(29)	(29)	–	–	–
Transfers and other movements	–	(9)	(9)	(2)	4	2
At the end of the financial year	451	2,579	3,030	439	2,214	2,653
– Cost	838	5,682	6,520	764	4,690	5,454
– Accumulated depreciation and impairments	(387)	(3,103)	(3,490)	(325)	(2,476)	(2,801)

Summary of Amounts Recorded in Income Statement and Cash Flow Statements

Amounts recorded in the income statement and the cash flow statement for the year were:

	2026	2025	2024	Included within
	US$M	US$M	US$M
Income statement
Depreciation of right-of-use assets	1,036	717	717	Profit from operations
Short-term, low-value and variable lease costs[1]	860	844	916	Profit from operations
Interest on lease liabilities	194	169	181	Financial expenses

Cash flow statement
Principal lease payments	978	712	656	Cash flows from financing activities
Lease interest payments	194	169	181	Cash flows from operating activities

[1]
Relates to US$734 million of variable lease costs (2025: US$777 million; 2024: US$792 million), US$101 million of short-term lease costs (2025: US$43 million; 2024: US$96 million) and US$25 million of low-value lease costs (2025: US$24 million; 2024: US$28 million). Variable lease costs include contracts for hire of mining service equipment, drill rigs and transportation services. These contracts contain variable lease payments based on usage and asset performance.